Document and Entity Information	12 Months Ended
Mar. 31, 2021 shares
Cover [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Ryanair Holdings plc
Entity Common Stock, Shares Outstanding	0
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001038683
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY